Total
PGIM TOTAL RETURN BOND FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is total return.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 31 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 57 of the Fund's Prospectus and in Rights of Accumulation on page 65 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM TOTAL RETURN BOND FUND - USD ($)	Class A	Class B	Class C	Class R	Class Z		Class R2	Class R4	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	none	none	none	none		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	5.00%	1.00%	none	none		none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none		none	none	none
Redemption fee	none	none	none	none	none		none	none	none
Exchange fee	none	none	none	none	none		none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none	[1]	none	none	none
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM TOTAL RETURN BOND FUND		Class A	Class B	Class C		Class R	Class Z		Class R2		Class R4		Class R6
Management fees		0.39%	0.39%	0.39%		0.39%	0.39%		0.39%		0.39%		0.39%
Distribution or distribution and service (12b-1) fees		0.25%	1.00%	1.00%		0.75%	none		0.25%		none		none
Other expenses:		0.17%	0.49%	0.11%		0.16%	0.14%		0.38%		0.35%		0.02%
Shareholder service fee		none	none	none		none	none		0.10%	[1]	0.10%	[1]	none
Remainder of other expenses		0.17%	0.49%	0.11%		0.16%	0.14%		0.28%		0.25%		0.02%
Total annual Fund operating expenses		0.81%	1.88%	1.50%		1.30%	0.53%		1.02%		0.74%		0.41%
Fee waiver and/or expense reimbursement		(0.05%)	(0.62%)	(0.02%)	[2]	(0.29%)	(0.04%)	[2]	(0.13%)	[2]	(0.10%)		(0.02%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3],[4]	0.76%	1.26%	1.48%		1.01%	0.49%		0.89%		0.64%		0.39%
[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	Expense information in the table has been restated to reflect current fees.
[3]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 28, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.76% of average daily net assets for Class A shares, 1.26% of average daily net assets for Class B shares, 1.51% of average daily net assets for Class C shares, 1.01% of average daily net assets for Class R shares, 0.49% of average daily net assets for Class Z shares, 0.89% of average daily net assets for Class R2 shares, 0.64% of average daily net assets for Class R4 shares, and 0.39% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2021 without the prior approval of the Fund’s Board of Directors.
[4]	The distributor of the Fund has contractually agreed through February 28, 2021 to reduce its distribution and service (12b-1) fees for Class B shares to 0.75% of the average daily net assets of the Class B shares, and for Class R shares to 0.50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 28, 2021 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM TOTAL RETURN BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	400	570	755	1,290
Class B	628	831	1,059	1,736
Class C	251	472	817	1,789
Class R	103	383	685	1,542
Class Z	50	166	292	661
Class R2	91	312	551	1,236
Class R4	65	226	402	909
Class R6	40	130	228	516

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM TOTAL RETURN BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	400	570	755	1,290
Class B	128	531	959	1,736
Class C	151	472	817	1,789
Class R	103	383	685	1,542
Class Z	50	166	292	661
Class R2	91	312	551	1,236
Class R4	65	226	402	909
Class R6	40	130	228	516

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund's subadviser. The Fund invests, under normal circumstances, at least 80% of its investable assets in bonds. For purposes of this policy, bonds include all fixed income securities, other than preferred stock, with a maturity at date of issue of greater than one year. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund's subadviser allocates assets among different debt securities, including (but not limited to) US Government securities, mortgage-related and asset-backed securities, corporate debt securities and foreign debt securities. The Fund may invest up to 30% of its investable assets in speculative, high risk, below investment-grade securities having a rating of not lower than CCC. These securities are also known as high-yield debt securities or junk bonds. The Fund may invest up to 30% of its investable assets in foreign debt securities.

In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.

Some (but not all) of the US Government securities and mortgage-related securities in which the Fund invests are backed by the full faith and credit of the US Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These include obligations of the Government National Mortgage Association (GNMA or “Ginnie Mae”), the Farmers Home Administration and the Export-Import Bank. Securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or “Fannie Mae”), the Student Loan Marketing Association (SLMA or “Sallie Mae”), the Federal Home Loan Mortgage Corporation (FHLMC or “Freddie Mac”), the Federal Home Loan Bank, the Tennessee Valley Authority and the United States Postal Service are not backed by the full faith and credit of the US Government. However, these issuers have the right to borrow from the US Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt obligations.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your investment. The order of the below risk factors does not indicate the significance of any particular risk factor.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Bond Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s rate-setting policies. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Related Securities Risk. Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. The values of mortgage-related securities vary with changes in market interest rates generally and changes in yields among various kinds of mortgage-related securities. Such values are particularly sensitive to changes in prepayments of the underlying mortgages.

US Government and Agency Securities Risk. US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Connecticut Avenue Securities issued by Fannie Mae and Structured Agency Credit Risk issued by Freddie Mac carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some US Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class Z Shares)1
[1]	The total return for Class Z shares from January 1, 2019 to September 30, 2019 was 10.67%.

Best Quarter:		Worst Quarter:
7.90%	3rd Quarter 2009	-3.29%	2nd Quarter 2013

Average Annual Total Returns % (including sales charges) (as of 12-31-18)
Average Annual Total Returns - PGIM TOTAL RETURN BOND FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A Shares	(4.20%)	2.54%	5.66%
Class B Shares	(6.18%)	2.53%	5.49%
Class C Shares	(2.60%)	2.46%	5.28%
Class R Shares	(1.16%)	2.98%	5.76%
Class R2 Shares	(1.04%)			(0.93%)	Dec. 27, 2017
Class R4 Shares	(0.80%)			(0.69%)	Dec. 27, 2017
Class R6 Shares	(0.63%)	3.59%		4.39%	Dec. 27, 2010
Class Z Shares	(0.73%)	3.50%	6.27%
Class Z Shares | Return After Taxes on Distributions	(2.33%)	1.99%	4.61%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares	(0.44%)	2.01%	4.28%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.